Prospectus [Line Items]
Expense [Heading]	Fees and expenses
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Putnam RetirementReady 2020 Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Operating Expenses Caption [Text]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Putnam RetirementReady 2020 Fund Class T
Management fees
Distribution and service (12b-1) fees	0.25%
Other expenses	0.35%	[1]
Acquired fund fees and expenses	0.60%
Total annual fund operating expenses	1.20%
Expense reimbursement	(0.12%)	[2]
Total annual fund operating expenses after expense reimbursement	1.08%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam RetirementReady 2020 Fund | Class T | USD ($)	357	610	882	1,658